SEGMENT INFORMATION - Non-current Assets by Location (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Non-current Assets [Abstract]
Non-current assets	$ 128,661	$ 106,977
United States of America [Member]
Non-current Assets [Abstract]
Non-current assets	28,668	32,482
Others [Member]
Non-current Assets [Abstract]
Non-current assets	$ 99,993	$ 74,495